EQUITY INCENTIVE PLANS - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Equity Incentive Plans [Abstract]
Stock options outstanding, beginning balance | Share	6,714,334	8,124,334
Stock options outstanding, beginning balance, weighted average exercise price | $ / shares	$ 1.59	$ 1.48
Granted | Share	4,837,000	315,000
Granted, weighted average exercise price | $ / shares	$ 1.7	$ 2.12
Exercised | Share	(2,750,000)	(1,725,000)
Exercised, weighted average exercise price | $ / shares	$ 1.26	$ 1.17
Expired/Cancelled | Share	(94,000)
Expired/Cancelled, weighted average exercise price | $ / shares	$ 2.09
Stock options outstanding, ending balance | Share	8,707,334	6,714,334
Stock options outstanding, ending balance, weighted average exercise price | $ / shares	$ 1.75	$ 1.59